RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of Related Parties
(a)    Subsidiaries

		Equity Interest
	Country of	2025	2024	2023
	Incorporation	%	%	%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	100
The aggregate compensation made to KMP of the Group is set out below:

	2025	2024	2023
	US$	US$	US$
Short-term employee benefits	4,012,976	3,100,958	2,109,813
Post-employment benefits	62,632	68,300	47,502
Share-based payments	5,496,070	2,749,346	1,650,382
Total compensation	9,571,678	5,918,604	3,807,697